Allowance for Doubtful Accounts (Tables)	12 Months Ended
Oct. 31, 2012
Allowance for Doubtful Accounts, Includes Bad Debts as Well as Returns and Allowances

The allowance for doubtful accounts, which includes bad debts as well as sales returns and allowances, consisted of the following as of the dates indicated:

	Year Ended October 31,
In thousands	2012	2011	2010
Balance, beginning of year	$48,670	$48,043	$47,211
Provision for doubtful accounts	4,594	8,732	15,307
Deductions	(8,117)	(8,105)	(14,475)

Balance, end of year	$45,147	$48,670	$48,043